Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies adopted by the Company in the preparation of these consolidated financial statements, which were applied consistently in the comparative years presented, are set out below.
4.1 Consolidation
The consolidated financial statements include information about the Company and its subsidiaries in which Azul held direct or indirect control. Control of a subsidiary is achieved when Azul is exposed, or has rights, to variable returns in such subsidiaries and have the power to influence the investee’s operating and financial decisions.
The financial information of the subsidiaries has been prepared using the same accounting policies as the Company.
All related party assets and liabilities, equity, income, expenses and cash flows related to transactions between related parties are eliminated in full in the consolidation process.
4.2    Business combinations
The Company accounts for business combinations using the acquisition method. The cost of an acquisition is measured as the sum of the consideration transferred, which is measured at acquisition date fair value. Acquisition-related costs are expensed as incurred.
In the acquisition of a business, Management assesses the assets acquired and liabilities assumed in order to classify and allocate them according to the contractual terms, economic circumstances and relevant conditions at the acquisition date. Goodwill is initially measured as the excess of the consideration transferred over the fair value of the net assets acquired (identifiable assets and liabilities assumed, net). After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill is allocated to each of the cash-generating units that are expected to benefit from the acquisition.
4.3    Cash and cash equivalents
This group includes cash balances, bank deposits and short-term investments with immediate liquidity, which are readily convertible into a known amount of cash with an insignificant risk of change in value. Financial investments classified in this group are measured at fair value through profit or loss.
4.4    Short-term investments
In the presentation and measurement of financial assets, the Company considers the provisions of IFRS 9 – "Financial Instruments" which determines that financial assets shall be initially measured at fair value less costs directly attributable to their acquisition. In turn, the subsequent measurement is divided into two categories:
4.4.1 Amortized cost
Short-term investments are measured at amortized cost when all the following conditions are met:
•The Company plans to hold the financial asset in to collect cash flows set forth in contract;
•Contractual cash flows represent solely payments of interest and principal (“SPPI”); and
•The Company did not opt for the fair value methodology in order to eliminate measurement inconsistencies named “accounting mismatch”.
4.4.2 Fair value
•Through comprehensive income: short-term investments shall be measured at fair value through comprehensive income when both of the following conditions are met: (i) the Company plans to hold the financial asset to collect cash flows set forth in contract and sell the asset; and (ii) contractual cash flows represent SPPI;
•Through profit or loss: it is considered to be a residual category, i.e. the Company does not plan to hold the financial asset to collect cash flows set forth in contract and/or sell the asset, this shall be measured at fair value through profit or loss.
Financial instruments designated at fair value through profit or loss are designed to eliminate or significantly reduce an accounting mismatch and are therefore measured at fair value.
4.5    Accounts receivable
These are measured based on the invoiced amount, net of expected losses on receivables, and approximate the fair value given their short-term nature. The allowance for expected losses on receivables is measured by applying the simplified approach, through the use of historical data, projecting the expected loss over the life of the contract and no longer based on the historical loss incurred, by segmenting the receivables portfolio into groups that have the same pattern of collection and according to the respective maturities. Additionally, for certain cases, the Company carries out individual analyses to assess the risks of collection of the receivables.
4.6    Aircraft sublease receivables
The sublease receivable is a transaction whereby the lessee subleases the asset that is the subject of a lease to a third party, thus becoming an intermediate lessor. IFRS 16 – Leases, requires an intermediate lessor to classify the sublease as finance or operating. Considering that the contracts entered into by the Company up to December 31, 2020 cover most of the term of the head lease, these were accounted for as follows:
•Derecognition of the right-of-use assets related to the head lease and recognition of the rights arising from the sublease contracts at present value;
•Recognition of any difference between the right-of-use assets written off and the rights arising from the sublease contract at present value in profit or loss     for the year;
•Maintenance of the lease obligations of the host contract in the statement of financial position;
•Recognition of financial income over the term of the sublease; and
•Recognition of financial expenses relating to obligations of the host lease contract.
4.7    Inventories
Inventory balances mainly comprise materials for maintenance and replacement of parts. Inventories are measured at average acquisition cost plus expenses such as non-recoverable taxes, customs expenses incurred in the acquisition, and expenses with transportation to the warehouse. Expenses with transfers between operational bases are not capitalized, if incurred. Provisions for obsolescence of inventories are recorded for items not expected to be realized.
4.8    Assets held for sale
Assets held for sale are measured at the lower of their carrying amount and fair value, less costs to sell, and are not depreciated or amortized. Such items are only classified under this line item when the sale is highly probable and they are available for immediate sale in their present conditions. At December 31, 2020, the Company did not have items classified in this category. The item previously classified under this line item returned to the operations.
4.9    Security deposits and maintenance reserves
4.9.1 Security deposits
Security deposits are represented by amounts deposited by the Company to the lessors of aircraft, as required at the inception of the lease, as guarantee for the fulfillment of the lease contract. Security deposits are denominated in U.S. dollars, do not bear interest and are not reimbursable at the end of the contracts.
4.9.2 Maintenance reserves
Certain master lease agreements provide that we pay maintenance reserves to aircraft lessors to be held as collateral in advance of the performance of major maintenance activities. Maintenance reserve deposits are reimbursable to us upon completion of the maintenance event in an amount equal to the lower of:
•the amount of the maintenance reserve held by the lessor associated with the specific maintenance event or;
•the costs related to the specific maintenance event.
Substantially all of these maintenance reserve payments are calculated based on a utilization measure, such as flight hours or cycles, and are used solely to collateralize the performance of maintenance by the lessor. At the reporting date we assess whether the maintenance reserve payments required by the master lease agreements are expected to be recovered through the performance of qualifying maintenance on the leased assets. We assess recoverability of amounts currently on deposit with a lessor by comparing them to the amounts that are expected to be reimbursed at the time of the next maintenance event. Maintenance deposits expected to be recovered are held in assets, and the amounts identified as non-recoverable are considered as maintenance costs.
Aircraft maintenance reserves are classified as current or non-current depending on the dates when the related maintenance is expected to be performed.
4.10 Income tax and contribution
4.10.1 Current taxes
In Brazil, current taxes comprise corporate income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on the taxable profit, after offsetting tax losses carryforward, limited to 30% of the taxable profit. A 15% rate is applied to that base, plus 10% for IRPJ and 9% for CSLL.
The income from foreign subsidiaries is subject to taxation in accordance with the rates and legislation in force. In Brazil such income is taxed in accordance with Law No. 12,973/14.
4.10.2 Deferred taxes
Deferred taxes represent credits and debits on tax losses carryforward, as well as temporary differences between the tax and accounting bases. Deferred tax assets and liabilities are classified as non-current. An impairment loss on these assets is recognized when the Company's internal studies indicate that the future use of these credits is not likely.
Deferred tax assets and liabilities are presented net if there is a legally enforceable right to off-set tax liabilities against tax assets, and if they are related to taxes levied by the same tax authority on the same taxable entity. Therefore, for presentation purposes, balances of tax assets and liabilities, which do not meet the legal criteria for realization, are disclosed separately. Deferred tax assets and liabilities shall be measured at the rates that are expected to be applicable in the period in which the asset is realized or the liability is settled, based on the enacted tax rates at the reporting date. The projections of future taxable profits on tax losses carryforward are prepared based on the business plans and are reviewed and approved annually by the Board of Directors.
On January 1, 2019, the interpretation of IFRIC 23 – Uncertainty over Income Tax Treatments, became effective, addressing the application of recognition and measurement requirements when there is uncertainty over income tax treatments.
The Company analyzed relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted by the Company. For known uncertain tax positions, the Company reviewed the corresponding legal opinions and legal case and did not identify impacts to be recorded, since it concluded that the tax authorities are not likely to accept the positions adopted.
The Company will periodically evaluate the positions assumed in which there are uncertainties about the tax treatment adopted and will set up a provision when applicable.
4.11    Property and equipment
Property and equipment, including rotable components (replacement parts), are stated at acquisition cost. Loan and financing costs are recorded as part of the costs of property and equipment in progress considering the weighted average rate of loans and financing in force at the capitalization date.
Depreciation is calculated according to the estimated economic useful life of each asset using the straight-line method. The estimated economic useful lives, residual values and depreciation methods are reviewed annually and the effects of any changes in estimates are accounted for prospectively.
The carrying amount of property and equipment is tested annually for impairment when facts or changes in circumstances indicate that the carrying amount is greater than the estimated recoverable amount. In turn, the carrying amount of the aircraft is tested for impairment annually, even if there are no circumstances that indicate the existence of impairment.
An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from the continued use of the asset. Any gains or losses arising on the sale or derecognition of an item are determined by the difference between the amount received on the sale and the carrying amount of the asset and are recognized in statement of operations.
The Company receives credits from manufacturers when purchasing certain aircraft and engines, which can be used to pay for maintenance services. These credits are recorded as a reduction of the acquisition cost of the aircraft and related engines.
Additionally, the Company adopts the following treatment for the groups below:
4.11.1    Lease contracts
IFRS 16 – Leases, establishes the principles for the recognition, measurement, presentation and disclosure of lease transactions and requires lessees to account for all leases in accordance with a single balance sheet model. The standard includes two exemptions from recognition for lessees – leases of “low value” assets and short-term leases, that is, leases with a term of 12 months or less.
At the inception of the lease, the lessee recognizes a liability to make payments (a lease liability) and an asset representing the right to use the underlying asset over the lease term (a right-of-use assets). Lessees must separately recognize interest expense on the lease liability and depreciation expense for the right-of-use assets.
Lessees must also reassess the lease liability in the event of certain events, for example, a change in the lease term, a change in future lease payment flows as a result of a change in an index or rate used to determine such payments. In general, the lessee must recognize the remeasurement amount of the lease liability as an adjustment to the right-of-use assets.
In determining the discount rate, the Company primarily used those contracted in funding operations that took place close to the date of start and/or modification of lease contracts, in the Brazilian and U.S. markets. For operations in the Brazilian market, the Company converted the cost of funding to the equivalent of one transaction in U.S. dollars, adjusting this according to the country risk and the interest rate differential between Brazil and the United States of America. Thus, it was concluded that the built-in inflationary effects are very low, in addition to the fact that 99.4% of the Company's lease transactions are denominated in U.S. dollar.
4.11.2    Sale and leaseback transactions
First, sale and leaseback transactions are analyzed within the scope of IFRS 15 – Revenue from Contracts with Customers, in order to verify whether the performance obligation has been satisfied, and therefore to account for the sale of the asset. If this requirement is not met, it is a financing with the asset given as guarantee.
If the requirements related to the performance obligation set out in IFRS 15 are met, the Company measures a right-of-use assets arising from the sale and leaseback transaction in proportion to the carrying amount of the asset related to the right-of-use assets retained by the Company. Accordingly, only the gains or losses related to the rights transferred to the buyer-lessor are recognized.
4.11.3    Componentization of aircraft
At the receipt and initial recognition of aircraft and/or right-of-use assets, the Company allocates the total cost of the aircraft between five major components; airframe, auxiliary power unit (“APU”), landing gear and two engines. The economic useful life is the period extending up to the next heavy maintenance or structural check or the remaining useful life of the aircraft/engines or lease contract, whichever is shorter.
4.11.4    Capitalization of heavy maintenance events
The Company has maintenance contracts for its engines that cover all significant maintenance events. Subsequent heavy maintenance events, which increase the useful lives of assets, are capitalized and recognized as property and equipment or in addition to the right-of-use assets. They are subsequently depreciated during the respective period of use or until the end of the lease. Repairs and other routine maintenance are recognized in statement of operations during the year in which they are incurred.
Additionally, the Company also has “power-by-the-hour” contracts, in which the amounts due to maintenance providers are calculated based on the hours flown, at the time of the maintenance event.
4.11.5    Recognition of contractual obligations relating to return of aircraft (asset retirement obligation)
The costs resulting from the maintenance events that will be carried out immediately before the return of the aircraft to the lessors, defined as restoration events, upon the receipt of the aircraft, are recognized at present value, increasing the value of the asset as a balancing item to an obligation, as long as they can be reasonably estimated. Assets are depreciated on a straight-line basis over the lease contract term, while liabilities are updated by interest rates and exchange effects.
4.11.6    Advance payments for acquisition of aircraft
Property and equipment prepayments for aircraft acquisition are recorded, including interest and financial charges incurred during the aircraft manufacturing phase and improvements to third-party assets.
4.12    Intangible assets
4.12.1    Definite useful life
Intangible assets acquired are measured at cost at the time of their initial recognition. After initial recognition, intangible assets with definite useful lives, generally software, are stated at cost, less accumulated amortization and accumulated impairment losses, where applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is reflected in the statement of operations for the year in which it was incurred.
4.12.2    Indefinite useful life
4.12.2.1 Goodwill for expected future profitability
In this category, the amounts recorded are related to goodwill arising from business combinations of Tudo Azul S.A. (formerly TRIP Linhas Aéreas S.A.) and Azul Conecta Ltda. (formerly Two Táxi Aéreo Ltda.). Goodwill is tested annually by comparing the carrying amount with the recoverable amount of the cash-generating unit. Management makes judgments and establishes assumptions to assess the impact of macroeconomic and operational changes, in order to estimate future cash flows and measure the recoverable amount of assets. No impairment has been recorded to date.
4.12.2.2 Rights of operations in airports (slots)
In connection with the acquisition of TudoAzul (former TRIP), slots acquired were recognized at their fair values at the acquisition date and not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including requirements and authorizations for permission to operate in Brazil and limited availability of usage rights at the most important airports in terms of air traffic volume. The carrying amount of these rights is assessed annually. No impairment has been recorded to date.
4.13    Impairment of non-financial assets
The Company performs an annual review for impairment indicators in order to assess events or changes in economic, technological, or operating conditions that may indicate that an asset is impaired.
To assess the recoverability of an asset, it is necessary to estimate its recoverable amount. The recoverable amount of an asset or cash-generating unit is the higher of its fair value, less costs to sell and its value in use. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, a provision for impairment is set up by adjusting the carrying amount.
The previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount. The reversal is limited, so that the carrying amount of the asset does not exceed its recoverable amount, nor does it exceed the carrying amount previously determined, net of depreciation or amortization.
The Company operates a single cash-generating unit.
In estimating the asset's value in use, estimated future cash flows are discounted to present value, using a pre-tax discount rate that reflects the weighted average cost of capital for the cash-generating unit.
Aircraft and engines in operation are tested for impairment, by comparing the net carrying amount with the fair value indicated by specialized publications. After this comparison, Management concluded that there are no losses related to the right-of-use assets recorded in the asset, and therefore no provision for loss on these assets was recorded.
As disclosed in Note 1.4, the Company intends to sublease the E1 model aircraft, in accordance with its fleet transformation acceleration plan and, accordingly, a provision for impairment was established. The details and assumptions adopted are also included in that note to financial statements.
4.14    Rights and obligations with derivatives
Changes in interest rates, foreign exchange rates and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. In order to mitigate such risks, the Company contracts derivative financial instruments that may or may not be designated for hedge accounting and, if so, are classified as cash flow or fair value hedge.
4.14.1 Derivative financial instruments not designated as hedge accounting
The Company may contract derivative financial instruments that are not designated as hedge accounting when the objectives of Risk Management do not require such classification. Transactions not designated as hedge accounting present the change in their fair value directly in the financial result.
4.14.2    Derivative financial instruments designated as fair value hedge
The instruments designated as fair value hedge aim to protect changes in the fair value of the hedged item, which may be an asset, a liability or a firm commitment.
The change in the fair value of a hedge instrument is recognized in the statement of operations, as well as the change in the fair value of the hedged item attributable to the hedged risk.
4.14.3    Derivative financial instruments designated as cash flow hedge
The instruments designated as cash flow hedge aim to protect future results arising from changes in interest rates and foreign currency. The effectiveness of the variations is estimated based on statistical correlation methods and by the ratio between the hedge gains and losses and the variation of the hedged costs and expenses. The effective changes in fair value are recognized in equity in “Other comprehensive income (loss)”, until the recognition of the result of the hedged item. The inefficiencies found in each reporting period are recognized in the financial result. Hedge transactions recorded in “Other comprehensive income (loss)” are net of tax effects.
4.14.4    Derecognition and write-off of derivative financial instruments
The hedge accounting is discontinued prospectively when the Company and its subsidiaries (i) cancel the hedge relationship; (ii) the derivative instrument expires or is sold, terminated or executed, (iii) when there is low predictability of realization of the hedged item, or (iv) when it no longer qualifies as hedge accounting. If the operation is discontinued, any gains or losses, previously recognized in “Other comprehensive income (loss)” and accumulated in equity up to that date, are immediately recognized in profit or loss for the year.
4.15    Loans and financing
Loans and financing are initially recognized at fair value less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method, with the exception of the embedded derivative contained in the convertible debentures, issued in November 2020, which is measured at fair value through profit or loss.
4.16    Accounts payable and other
These are initially recognized at fair value and subsequently increased, where applicable, by the corresponding charges and monetary and exchange variations incurred up to the end of the reporting period.
4.16.1    Accounts payable – supplier finance
Management negotiated with suppliers to extend the payment terms. As a result, the Company signed an agreement with financial institutions to allow the discounting of trade notes receivable from its suppliers. Taking into account that the early receipt with financial institutions is an option for suppliers, this does not generate financial expenses for the Company, and the Company is neither refunded and/nor benefited with discounts from the financial institution due to payment before the maturity date agreed upon with the supplier. There is no change in the bill subordination level in the event of judicial execution.
4.17    Air traffic liability
This represents the Company's obligations to provide air transport services and other ancillary services related to the main obligation with its customers, net of breakage revenue already recognized in the statement of operations, as detailed in Note 20.
4.18    Provisions
4.18.1    Provision for return of aircraft (asset retirement obligation)
Aircraft negotiated under the operating lease modality regularly provide for contractual obligations establishing conditions for return. In these cases, the Company provides for the return costs, since these are present obligations, arising from past events and which will generate future disbursements, which are reliably measured. These expenses basically refer to expenses related to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, verifications of returns, painting, etc., as established in the contract. The estimated cost is initially recognized at present value in right-of-use assets and the balancing item of the provision for aircraft return is recorded in the “Provisions” account. After initial recognition, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry recorded in the financial result. Any changes in the estimate of expenses to be incurred are recognized prospectively.
4.18.2    Provision for onerous contract
Onerous contract is that in which the unavoidable costs of meeting the contractual obligations exceed the economic benefits expected to be received over the same contract. In these cases, the present obligation under the contract is measured and recognized as a provision. However, before a separate provision for onerous contract is established, the Company assesses and recognizes any impairment loss that has occurred in the assets related to that contract in accordance with IAS 36 – Impairment of assets.
4.18.3    Provision for tax, civil and labor risks
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The Company is a party to several legal and administrative proceedings, mainly in Brazil. Assessments of the likelihood of loss in these cases include an analysis of the available evidence, the hierarchy of laws, the available case laws, the most recent court decisions and their significance in the legal system, as well as the assessment of external lawyers. Provisions are revised and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.
4.19    Employee benefits
4.19.1    Executive bonus and employee profit sharing
The Company's employees are entitled to profit sharing based on certain goals agreed annually, and executives based on statutory provisions proposed by the Board of Directors and approved by the shareholders. The amount of profit sharing is recognized in statement of operations for the year in which the goals are achieved.
4.19.2    Share-based payment
The Company offers executives share-based compensation plans to be settled with Company shares, according to which the Company receives services as consideration for stock options and restricted shares.
The cost of transactions with executives, settled with equity instruments and with awards, is measured based on the fair value at the date they were granted. To determine the fair value, the Company uses the Black-Scholes option pricing model, as detailed in Note 25.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the employee acquires the full right to the award (vesting date).
The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and Management's best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement or statement of operations for the period is recognized in “Salaries, wages and benefits” and represents the movement in cumulative expense recognized as at the beginning and end of that year.
No expense is recognized for awards that do not ultimately vest, except for awards in which vesting is conditional on a market condition (condition connected to the Company's share price), which are treated as vested irrespective of whether the market conditions are met or not, provided that all other vesting conditions are met.
The cost of cash-settled transactions is initially measured at fair value at the grant date. This fair value is expensed over the period up to the maturity date, with the recognition of a corresponding liability. The liability is remeasured at fair value at the reporting date up to the settlement date, with the changes in fair value recognized in the statement of operations for the year under "Salaries, wages and benefits".
4.19.3    Post-employment benefits
As of the year ended December 31, 2020, the Company started to recognize actuarial assets and liabilities related to health insurance benefits offered to its employees in accordance with IAS 19 – "Employee Benefits". Actuarial gains and losses are recognized in other comprehensive income based on the actuarial report prepared by independent experts, while the benefits paid directly by the Company, the cost of current service and the cost of interest are recognized in statement of operations for the year.
4.20    Treasury shares
Own equity instruments that are acquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in statement of operations on the purchase, sale, issue or cancellation of these equity instruments. Any difference between the carrying amount and the fair value, if the share is reissued, is recognized in the share premium.
4.21    Revenue recognition
4.21.1    Passenger, cargo and auxiliary service revenue
Passenger revenue is recognized when air transportation is actually provided. Tickets sold but not yet flown are recorded as air traffic liability, representing deferred revenue from tickets sold to be flown on a future date, net of breakage revenue estimate.
Breakage revenue consists of calculating, on a historical basis, tickets issued that will expire due to non-use, that is, passengers who have purchased tickets and are very likely not to use them. For the purposes of recognizing this revenue, the average terms are also considered provision of air transport services. At least annually, the calculations are reviewed in order to reflect and capture changes in customer behavior regarding ticket expiration.
Other revenues that include charter services, flight rescheduling fees, baggage dispatch and other additional services are recognized along with the primary passenger transport obligation.
4.21.2    Frequent-flyer program revenue – TudoAzul
Under the “TudoAzul” program, customers accrue points based on the amount spent on tickets flown. The amount of points earned depends on TudoAzul membership category, market, fare class and other factors, including promotional campaigns.
Through historical data, the Company estimates the points that will expire without being used and recognizes the corresponding revenue in the issue of the point (breakage) considering the average exchange period. With some exceptions, points generally expire two years after the date earned regardless of activity in the program member's account.
Upon the sale of a ticket, the Company recognizes a portion of ticket sales as revenue when the transportation service occurs and defers a portion corresponding to the points earned under the TudoAzul Program, in accordance with IFRS 15 – Revenue from Contracts with Customers.
The Company determines the estimated selling price of the air transportation and points as if each element had been sold on a separate basis and was therefore based on the stand-alone selling price.
The Company also sells frequent-flyer program points to customers and partners, including credit card companies, financial institutions and retail companies. The related revenue is deferred and recognized as passenger transport revenue when the points are redeemed and the related transport service occurs, based on the weighted average price of the points sold.
Points awarded or sold and not used are recorded in “Air traffic liability”.
4.22    Financial income and expenses
Financial income and expenses include interest income on amounts invested, exchange differences on assets and liabilities, changes in the fair value of financial assets measured at fair value through profit or loss, gains and losses on hedge instruments that are recognized in statement of operations, interest on loans and financing, interest on leases, commissions and bank charges, among others. Interest income and expenses are recognized in the statement of operations using the effective interest method..
4.23    Earnings (loss) per share
Basic earnings (loss) per share are calculated by dividing the net income (loss) for the year attributed to the Company's controlling shareholders by the weighted average number of all classes of shares outstanding during the year.
Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares, unless these adjustments are not dilutive.
4.24    Segment information
An operating segment is a component of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company's Management reviews the financial information for decision-making. The Company's Management identified the operating segment that meet the quantitative and qualitative parameters of disclosure and mainly represent types of business.

	% net revenue
	December 31,
Parameters	2020	2019

Qualitative
Passenger service	n/a	n/a
Quantitative
Passenger service	86.7%	94.9%
Cargo service	12.7%	4.7%
Other revenue	0.6%	0.4%
The Company regularly manages its business and makes resource allocation decisions considering the existence of only one operating segment, which is why only the information available for the cargo transportation segment is not being disclosed, as there is not a complete set of financial information being commonly prepared.
4.25    Significant accounting estimates
Management makes judgments that have a significant effect on the amounts recognized in the financial statements, namely:
•ticket breakage revenue and frequent-flyer programs (Note 20);
•allowance for expected losses (Note 7);
•annual impairment test of deferred taxes (Note 13);
•analysis of recoverability of maintenance deposits (Note 10);
•useful life of property and equipment and intangible assets with finite useful life (Notes 14 and 15);
•annual impairment test of goodwill (Note 15);
•slot recovery analysis (Note 15);
•provision for post-employment benefits (Note 21.4);
•provision for tax, civil and labor risks (Note 21.2);
•provision for return of aircraft and engines (Note 21.1);
•share-based payment (Note 25).
The Company continuously revises the assumptions used in its accounting estimates. The effect of revisions to accounting estimates is recognized in the financial statements in the year in which such revisions are made.
4.26    New accounting standards and interpretations adopted
On May 28, 2020, the IASB published an amendment to IFRS 16 – Leases as a result of benefits granted (“lease concessions”) due to the COVID-19 pandemic. In certain renegotiations of its lease contracts, the Company adopted the provisions of said standard and the effects on these consolidated financial statements are immaterial.
4.27    New accounting standards and pronouncements not yet adopted
There are no other standards and interpretations issued and not yet adopted that may, in Management’s opinion, have a significant impact on the statement of operations or equity disclosed by the Company.
4.28    Foreign currency transactions
Foreign currency transactions are recorded at the exchange rate in effect at the date the transactions take place. Monetary assets and liabilities designated in foreign currency are calculated based on the exchange rate in effect at the reporting date, and any difference resulting from currency conversion is recorded under the line item “Foreing currency exchange, net” in the statement of operations for the year.
The exchange rates in Brazilian reais at the date of these consolidated financial statements are as follows:

	Final rate			Average rate
	December 31,			December 31,
Description	2020	2019	2018	2020	2019	2018

U.S. dollar	5.1967	4.0307	3.8748	5.1578	3.9461	3.6558
Euro	6.3779	4.5305	4.4390	5.8989	4.4159	4.3094